Fair Value of Financial Instruments Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Carrying at Fair Value on Recurring Basis

	September 30, 2017				September 30, 2016
	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Derivative Assets	$—	$1.5	$—	$1.5	$—	$0.2	$—	$0.2
Derivative Liabilities	—	3.3	—	3.3	—	1.7	—	1.7

Schedule of Assets and Liabilities not Measured at Fair Value
Financial Assets and Liabilities Not Measured at Fair Value
The carrying amount, estimated fair value and the level of the fair value hierarchy of the Company’s financial instrument assets and liabilities which are not measured at fair value in the accompanying Consolidated Balance Sheets are summarized as follows:

	September 30, 2017
	Level 1	Level 2	Level 3	Fair Value	Carrying Amount
Total debt	$—	$5,839.0	$92.0	$5,931.0	$5,705.1

	September 30, 2016
	Level 1	Level 2	Level 3	Fair Value	Carrying Amount
Asset-based loans, included in prepaid expenses and other current assets	$—	$—	$33.3	$33.3	$33.3
Total debt	—	5,639.9	121.9	5,761.8	5,465.6
The carrying value of cash and cash equivalents, receivables and payables approximate fair value due to their short duration and, accordingly, they are not presented in the tables above. The fair value of debt set forth above is generally based on quoted or observed market prices.